SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Right-of-use Assets And Opearting Lease Liabilities
Amortization charge of right-of-use assets	$ 187,166	$ 1,456,770	$ 1,719,081	$ 1,895,294
ROU assets obtained in exchange for operating lease liabilities			4,248,914
Interest of lease liabilities	26,573	206,828	61,232	139,296
Cash paid for operating leases	$ 181,320	$ 1,411,265	$ 1,788,518	$ 2,044,020